Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005450
Average Annual Return [Line Items]
Average Annual Return, Percent	30.86%	14.25%		12.13%
Without Sales Load [Member] | C000177205
Average Annual Return [Line Items]
Average Annual Return, Percent	31.06%	14.41%	13.99%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.20%
MSCI US IMI/Financials 5% Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.96%	11.82%		11.36%
Russell 3000 Financial Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.62%	13.86%		12.75%
MSCI US IMI/Financials 5% Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.96%	11.82%	11.81%
Russell 3000 Financial Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.62%	13.86%	14.15%